Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Schedule of Capital Commitments	Capital commitments

	Year Ended December 31,
	2021	2022
	RMB’000	RMB’000
Equipment and intangible assets
- Contracted but not provided for	146,878	—